Financing Activities	12 Months Ended
Dec. 31, 2011
Financing Activities [Abstract]
Financing Activities
FINANCING ACTIVITIES

A.	Contractual Maturities of Finance Receivables

The contractual maturities and future scheduled payments of outstanding receivables, as of December 31, 2011, were:

(Millions of dollars)
Amounts due in	Retail Installment Sale Contracts	Wholesale Installment Sale Contracts	Retail Finance Leases	Wholesale Finance Leases	Retail Notes	Wholesale Notes	Total
2012	$1,854	$121	$3,098	$83	$2,994	$4,205	$12,355
2013	1,271	35	2,040	36	1,942	94	5,418
2014	831	13	1,097	32	1,261	59	3,293
2015	391	3	472	8	997	8	1,879
2016	117	1	215	5	766	2	1,106
Thereafter	19	—	125	—	880	—	1,024
	4,483	173	7,047	164	8,840	4,368	25,075
Guaranteed Residual value	—	—	435	87	—	—	522
Unguaranteed Residual value	—	—	471	1	—	—	472
Less: Unearned income	(65)	(1)	(751)	(20)	(75)	(32)	(944)
Total	$4,418	$172	$7,202	$232	$8,765	$4,336	$25,125
Less: Allowance for credit losses							(369)
Total net finance receivables							$24,756

Receivables generally may be repaid or refinanced without penalty prior to contractual maturity, and we also sell receivables.  Accordingly, this presentation should not be regarded as a forecast of future cash collections.

B.	Credit Quality of Financing Receivables and Allowance for Credit Losses

We adopted the accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses as of December 31, 2010.  See Note 1M for additional information.  This guidance requires information to be disclosed at disaggregated levels, defined as portfolio segments and classes.
We apply a systematic methodology to determine the allowance for credit losses for finance receivables.  Based upon our analysis of credit losses and risk factors, our portfolio segments are as follows:

•	Customer - Finance receivables with the customer.

•	Dealer - Finance receivables with Caterpillar dealers.

•	Caterpillar Purchased Receivables - Trade receivables purchased from Caterpillar entities.

We further evaluate our portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, our finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Our classes, which align with management reporting, are as follows:

•	North America - Finance receivables originated in the United States or Canada.

•	Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent States.

•	Asia Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast Asia, as well as large mining customers worldwide.

•	Latin America - Finance receivables originated in Central and South American countries and Mexico.

•
Global Power Finance - Finance receivables related to marine vessels with Caterpillar engines worldwide and Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems worldwide.

Impaired loans and finance leases
For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

There were no impaired loans or finance leases as of December 31, 2011 and 2010, for the Dealer and Caterpillar Purchased Receivables portfolio segments.  The average recorded investment for impaired loans and finance leases for the Caterpillar Purchased Receivables portfolio segment was $0 during 2011 and 2010.  The average recorded investment for impaired loans and finance leases for the Dealer portfolio segment was $0 during 2011 and $19 million during 2010, all of which was in the Europe finance receivable class.

Individually impaired loans and finance leases for customers were as follows:

(Millions of dollars)
	As of December 31, 2011			As of December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded(1)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
Customer
North America	$77	$75	$—	$87	$87	$—
Europe	5	4	—	6	4	—
Asia Pacific	12	12	—	13	13	—
Latin America	9	9	—	3	3	—
Global Power Finance	175	170	—	174	174	—
Total	$278	$270	$—	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15	$191	$185	$44
Europe	36	33	12	62	57	15
Asia Pacific	26	26	7	27	27	7
Latin America	25	25	6	44	43	9
Global Power Finance	93	92	16	34	33	4
Total	$249	$240	$56	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$146	$139	$15	$278	$272	$44
Europe	41	37	12	68	61	15
Asia Pacific	38	38	7	40	40	7
Latin America	34	34	6	47	46	9
Global Power Finance	268	262	16	208	207	4
Total	$527	$510	$56	$641	$626	$79

(1)There was no related allowance for credit losses due to sufficient collateral value.

(Millions of dollars)
	Year Ended December 31, 2011		Year Ended December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded(1)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Customer
North America	$90	$4	$39	$2
Europe	5	—	7	—
Asia Pacific	13	1	9	—
Latin America	9	1	5	—
Global Power Finance	212	6	92	—
Total	$329	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$142	$5	$271	$11
Europe	50	2	85	4
Asia Pacific	23	1	40	3
Latin America	39	2	39	3
Global Power Finance	83	—	17	—
Total	$337	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$232	$9	$310	$13
Europe	55	2	92	4
Asia Pacific	36	2	49	3
Latin America	48	3	44	3
Global Power Finance	295	6	109	—
Total	$666	$22	$604	$23

(1)There was no related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million)	$448
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65
Total investment in impaired loans/finance leases as of December 31,	$513

Average investment in impaired loans/finance leases	$425

Non-accrual and past due loans and finance leases
For all classes, we consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2011 and 2010, there were no loans or finance leases on non-accrual status for the Dealer or Caterpillar Purchased Receivables portfolio segments.

The investment in customer loans and finance leases on non-accrual status was as follows:

(Millions of dollars)
	December 31, 2011	December 31, 2010
Customer
North America	$112	$217
Europe	58	89
Asia Pacific	36	31
Latin America	108	139
Global Power Finance	158	163
Total	$472	$639

As of December 31, 2009, the investment in loans and finance leases on non-accrual status was $678 million.

Past due loans and finance leases were as follows:

(Millions of dollars)
	December 31, 2011
	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$75	$39	$111	$225	$5,448	$5,673	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	48	23	50	121	4,575	4,696	14
Latin America	32	15	99	146	2,339	2,485	—
Global Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	2	2	2,412	2,414	2
Europe	—	—	—	—	334	334	—
Asia Pacific	—	—	—	—	516	516	—
Latin America	—	—	—	—	709	709	—
Global Power Finance	—	—	—	—	—	—	—
Caterpillar Purchased Receivables
North America	25	4	6	35	1,801	1,836	6
Europe	3	—	—	3	399	402	—
Asia Pacific	—	—	—	—	465	465	—
Latin America	—	—	—	—	422	422	—
Global Power Finance	—	—	—	—	29	29	—
Total	$224	$108	$450	$782	$24,343	$25,125	$66

(Millions of dollars)
	December 31, 2010
	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,993	1,993	—
Europe	—	—	—	—	344	344	—
Asia Pacific	—	—	—	—	296	296	—
Latin America	—	—	—	—	659	659	—
Global Power Finance	—	—	—	—	19	19	—
Caterpillar Purchased Receivables
North America	3	1	1	5	1,285	1,290	1
Europe	1	—	—	1	109	110	—
Asia Pacific	—	—	—	—	215	215	—
Latin America	—	—	—	—	173	173	—
Global Power Finance	3	—	—	3	24	27	—
Total	$298	$107	$570	$975	$22,131	$23,106	$92

As of December 31, 2009, the investment in loans and finance leases past due over 90 days and still accruing were $134 million.

Allowance for credit losses

In estimating the Allowance for credit losses, we review loans and finance leases that are past due, non-performing or in bankruptcy.

(Millions of dollars)
	December 31, 2011
Allowance for Credit Losses:	Customer	Dealer	Caterpillar Purchased Receivables	Total
Balance at beginning of year	$357	$5	$1	$363
Receivables written off	(210)	—	—	(210)
Recoveries on receivables previously written off	52	—	—	52
Provision for credit losses	167	1	2	170
Adjustment due to sale of receivables	(3)	—	—	(3)
Foreign currency translation adjustment	(3)	—	—	(3)
Balance at end of period	$360	$6	$3	$369

Individually evaluated for impairment	$56	$—	$—	$56
Collectively evaluated for impairment	304	6	3	313
Ending Balance	$360	$6	$3	$369

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$527	$—	$—	$527
Collectively evaluated for impairment	17,471	3,973	3,154	24,598
Ending Balance	$17,998	$3,973	$3,154	$25,125

(Millions of dollars)
Allowance for Credit Losses:	December 31, 2010		December 31, 2009
Balance at beginning of year	$377		$395
Adjustment to adopt consolidation of variable-interest entities	18		—
Receivables written off	(288)		(281)
Recoveries on receivables previously written off	51		28
Provision for credit losses	205		225
Adjustment due to sale of receivables	—		—
Foreign currency translation adjustment	—		10
Balance at end of year	$363		$377

Allowance for credit losses as a percent of finance receivables, net of unearned income	1.57%		1.64%

	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Individually evaluated for impairment	$79	$—	$—	$79
Collectively evaluated for impairment	278	5	1	284
Ending Balance	$357	$5	$1	$363

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$—	$641
Collectively evaluated for impairment	17,339	3,311	1,815	22,465
Ending Balance	$17,980	$3,311	$1,815	$23,106

Credit quality of finance receivables
The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral and consider credit enhancements such as additional collateral and contractual third-party guarantees.

The recorded investment of performing and non-performing finance receivables was as follows:

(Millions of dollars)
	December 31, 2011
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$5,561	$2,414	$1,836	$9,811
Europe	2,166	334	402	2,902
Asia Pacific	4,660	516	465	5,641
Latin America	2,377	709	422	3,508
Global Power Finance	2,762	—	29	2,791
Total Performing	$17,526	$3,973	$3,154	$24,653
Non-Performing
North America	$112	$—	$—	$112
Europe	58	—	—	58
Asia Pacific	36	—	—	36
Latin America	108	—	—	108
Global Power Finance	158	—	—	158
Total Non-Performing	$472	$—	$—	$472
Total Performing and Non-Performing
North America	$5,673	$2,414	$1,836	$9,923
Europe	2,224	334	402	2,960
Asia Pacific	4,696	516	465	5,677
Latin America	2,485	709	422	3,616
Global Power Finance	2,920	—	29	2,949
Total	$17,998	$3,973	$3,154	$25,125

(Millions of dollars)
	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$6,231	$1,993	$1,290	$9,514
Europe	2,421	344	110	2,875
Asia Pacific	3,498	296	215	4,009
Latin America	2,287	659	173	3,119
Global Power Finance	2,904	19	27	2,950
Total Performing	$17,341	$3,311	$1,815	$22,467
Non-Performing
North America	$217	$—	$—	$217
Europe	89	—	—	89
Asia Pacific	31	—	—	31
Latin America	139	—	—	139
Global Power Finance	163	—	—	163
Total Non-Performing	$639	$—	$—	$639
Total Performing and Non-Performing
North America	$6,448	$1,993	$1,290	$9,731
Europe	2,510	344	110	2,964
Asia Pacific	3,529	296	215	4,040
Latin America	2,426	659	173	3,258
Global Power Finance	3,067	19	27	3,113
Total	$17,980	$3,311	$1,815	$23,106

Troubled Debt Restructurings
A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses.  The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral and factor in credit enhancements such as additional collateral and contractual third-party guarantees.

There were no loans or finance lease receivables modified as TDRs during the year ended December 31, 2011 for the Dealer or Caterpillar Purchased Receivables portfolio segments.

Loan and finance lease receivables modified as TDRs during the year ended December 31, 2011, were as follows:

(Dollars in millions)
	Year Ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	71	$13	$13
Europe(1)	7	44	44
Asia Pacific	—	—	—
Latin America	12	10	10
Global Power Finance (2) (3)	35	117	117
Total(4)	125	$184	$184

(1)One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
(2)Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
(3)During the twelve months ended December 31, 2011, $15 million of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR.  The $15 million of additional funds is not reflected in the table above.  At December 31, 2011, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $25 million.
(4)Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs with a payment default during the year ended December 31, 2011, which had been modified within twelve months prior to the default date, were as follows:

(Dollars in millions)
	Year Ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	48	$26
Europe	1	1
Asia Pacific	—	—
Latin America	7	4
Global Power Finance(1)	14	70
Total	70	$101

(1)Two customers comprise $65 million of the $70 million post-TDR recorded investment for the twelve months ended December 31, 2011.

C.	Sales and Servicing of Finance Receivables

Periodically, we may securitize certain finance receivables relating to our retail installment sale contracts and finance leases as part of our asset-backed securitization program.  In addition, we have sold interests in wholesale receivables to third-party commercial paper conduits.  These transactions provide a source of liquidity and allow for better management of our balance sheet capacity.  Included in our other managed assets are individual loans and leases that have been sold to third parties to mitigate the concentration of credit risk with certain customers.  None of the receivables that are directly or indirectly sold or transferred to third parties in any of the foregoing transactions are available to pay our creditors.

Securitized Retail Installment Sale Contracts and Finance Leases
We periodically transfer certain finance receivables relating to our retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of our asset-backed securitization program.  The SPEs have limited purposes and generally are only permitted to purchase the finance receivables, issue asset-backed securities and make payments on the securities.  The SPEs only issue a single series of securities and generally are dissolved when those securities have been paid in full.  The SPEs issue debt to pay for the finance receivables they acquire from us.  The primary source for repayment of the debt is the cash flows generated from the finance receivables owned by the SPEs.  The assets of the SPEs are legally isolated and are not available to pay our creditors.  We retain interests in our securitization transactions, including subordinated certificates issued by the SPEs, rights to cash reserves and residual interests.  For bankruptcy analysis purposes, we sold the finance receivables to the SPEs in a true sale and the SPEs are separate legal entities.  The investors and the SPEs have no recourse to any of our other assets for failure of debtors to pay when due.

In accordance with the new consolidation accounting guidance adopted on January 1, 2010, these SPEs were concluded to be VIEs.  We determined that we were the primary beneficiary based on our power to direct activities through our role as servicer and our obligation to absorb losses and right to receive benefits and therefore consolidated the entities using the carrying amounts of the SPEs’ assets and liabilities.

On April 25, 2011, we exercised a cleanup call on our only outstanding asset-backed securitization transaction.  As a result, we had no assets or liabilities related to a consolidated SPE as of December 31, 2011.  The restricted assets (Finance leases and installment sale contracts - Retail, Unearned income, Allowance for credit losses and Other assets) of the consolidated SPE totaled $136 million at December 31, 2010.  The liabilities (Accrued expenses and Current maturities of long-term debt) of the consolidated SPE totaled $73 million at December 31, 2010.

Prior to January 1, 2010, the SPEs were considered to be QSPEs and thus not consolidated.  Our retained interests in the securitized assets were classified as available-for-sale securities and were included in Other assets in our Consolidated Statements of Financial Position at fair value.  We estimated fair value and cash flows using a valuation model and key assumptions for credit losses, prepayment rates and discount rates.  These assumptions were based on our historical experience, market trends and anticipated performance relative to the particular assets securitized.  We periodically evaluated for impairment and recognized the credit component of an other-than-temporary impairment in profit and the noncredit component in Accumulated other comprehensive income/(loss) for those retained interests in which we did not intend to sell and it was not likely that we would be required to sell prior to recovery.

To maintain competitiveness in the capital markets and to have effective and efficient use of alternative funding sources, we have provided additional reserve support to previously issued asset-backed securitizations.  During the second quarter of 2009, we deposited $80 million into supplemental reserve accounts for the securitization transactions to maintain the credit ratings assigned to the transactions, as loss experiences were higher than anticipated primarily due to the adverse economic conditions in the United States (U.S.).  Due to the significant value of the deposit in second quarter of 2009, written consent was obtained from the third-party beneficial interest holders of the securitization transactions.  At the time, the QSPE conditions were reviewed and the trusts continued to maintain QSPE status.  These deposits resulted in an increase in our retained interests.

As of December 31, 2009, the fair value of the retained interests in all securitizations of retail finance receivables outstanding totaled $102 million (cost basis of $107 million).  The fair value of the retained interests as of December 31, 2009 that have been in a continuous unrealized loss position for twelve months or longer totaled $102 million (cost basis of $107 million).  Key assumptions used to determine the fair value of the retained interests were:

2009
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%
Weighted-average maturity in months	22
Expected prepayment rate	18.0%
Expected credit losses	4.7% to 4.8%

To estimate the impact on income due to changes to the key economic assumptions used to estimate the fair value of residual cash flows in retained interests from retail finance receivable securitizations, we performed a sensitivity analysis of the fair value of the retained interests by applying a 10 percent and 20 percent adverse change to the individual assumptions.  This estimate does not adjust for other variations that may occur should one of the assumptions actually change.  Accordingly, no assurance can be given that actual results would be consistent with the results of our estimate.  The effect of a variation in a particular assumption on the fair value of residual interest in securitization transactions was calculated without changing any other assumptions and changes in one factor may result in changes in another.  Our sensitivity analysis indicated that the impact of a 20 percent adverse change in individual assumptions used to calculate the fair value of all our retained interests as of December 31, 2009 would be $11 million or less.

During 2009, the assumptions used to determine the expected cash flows for our securitization transactions were revised, which resulted in other-than-temporary impairments. The impairments recognized in earnings were primarily driven by an increase in the credit loss assumption due to the continuing adverse economic conditions in the U.S. The noncredit related component recorded in Accumulated other comprehensive income/(loss) was primarily driven by changes in discount rates.

(Millions of dollars)	2009
Total other-than-temporary impairment losses	$46
Portion of losses recognized in Accumulated other comprehensive income/(loss) before taxes(1)	(12)
Net impairment losses recognized in earnings(2)	$34

(1)Balance above excludes $7 million of gross gains recorded in Other Comprehensive Income related to the securitization retained interest for the year ended December 31, 2009.
(2)Recorded in Other revenues, net, on the Consolidated Statements of Profit.

The following table presents a roll forward of the balance of the credit-related impairment losses on the securitized retained interests for which a portion of the other-than-temporary impairment was recognized in Accumulated other comprehensive income/(loss):

(Millions of dollars)	2009
Cumulative credit loss as of January 1, 2009	$—
Credit losses for which an other-than-temporary impairment was previously recognized	11
Cumulative credit loss as of December 31, 2009	$11

We also retain servicing responsibilities and receive a servicing fee of approximately one percent of the remaining value of the finance receivables for our servicing responsibilities.  We have not recorded a servicing asset or liability since the servicing fee is considered fair market compensation.  Servicing income was included in Other revenues, net, in our Consolidated Statements of Profit prior to January 1, 2010 and is now eliminated in consolidation.

Characteristics of securitized retail receivables

(Millions of dollars)	2009
Total securitized principal balance at December 31,	$346
Average securitized principal balance for the year ended December 31,	$583
Loans > 30 days past due at year ended December 31,	$62
Net credit losses during the year	$36

Cash flows from retail securitizations

(Millions of dollars)	2009
Purchases of contracts through clean-up calls	$95
Servicing fees received	$6
Other cash flows received on retained interests	$10

Sale of Interests in Wholesale Receivables
We purchase North American Caterpillar Dealer trade receivables (NACD Receivables) at a discount.  The discount is an estimate of the amount of financing revenue that would be earned at a market rate on the NACD Receivables over their expected life.  During 2009, we sold interests in the NACD Receivables through a revolving structure to third-party commercial paper conduits, asset-backed commercial paper issuers that are SPEs of the sponsor bank and are not consolidated by us.  The transfers to the conduits were accounted for as sales.  The gain, included in Other revenues, net, in our Consolidated Statements of Profit, is principally the difference between the unearned discount on the NACD Receivables sold to the third-party commercial paper conduits and the related costs incurred over their remaining term.  Expected credit losses were assumed to be zero because dealer receivables have historically had no losses and none are expected in the future.  We received an annual servicing fee of approximately 0.5 percent of the average outstanding principal balance of the interests in the NACD Receivables sold to the third-party commercial paper conduits.  We generally do not record a servicing asset or liability since the servicing fee is considered fair market compensation.  During 2009, we recognized a pre-tax gain on the sale of wholesale receivables of $9 million.  As of December 31, 2009, there were no NACD Receivables sold to the conduits.

The cash collections from the NACD Receivables are first applied to satisfy any obligations to the third-party commercial paper conduits.  The third-party commercial paper conduits have no recourse to our assets, other than the NACD Receivables that we continue to hold.

Cash flows from sale of interests in wholesale receivables

(Millions of dollars)	2009
Cash proceeds from sales of receivables to conduits	$887
Servicing fees received	$1
Cash flows received on the interests that continue to be held	$7,548

In addition to the NACD Receivables, we purchase other trade receivables from Caterpillar entities at a discount. The discount is an estimate of the amount of financing revenue that would be earned at a market rate on these trade receivables over their expected life.  The discount is amortized into revenue on an effective yield basis over the life of the receivables and recognized as Wholesale finance revenue.  For the years ended December 31, 2011, 2010 and 2009, amortized discounts for the NACD and other trade receivables were $212 million, $139 million and $163 million, respectively.  In the Consolidated Statements of Cash Flows, collection of the discount is included in investing activities as the receivables are collected.

Other Managed Assets
We also sell individual leases and finance receivables to third parties with limited or no recourse to us to either reduce our concentration of credit risk related to certain customers or as an additional source of liquidity.  In accordance with accounting for transfers and servicing of financial assets, the transfers to the third parties are accounted for as sales. In 2011, 2010 and 2009, we received $207 million, $16 million and $106 million, respectively, of cash proceeds and recognized pre-tax gains of $4, zero and $3 million, respectively, from the sale of such contracts.  We typically maintain servicing responsibilities for these third-party assets, which as of December 31, 2011, 2010 and 2009, totaled $235 million, $225 million and $477 million, respectively.  Since we do not receive a servicing fee for these assets, a servicing liability is recorded.  As of December 31, 2011, 2010 and 2009, these liabilities were not significant.

Total off-balance sheet managed assets as of December 31,

(Millions of dollars)	2011	2010	2009

Securitized Retail Installment Sale Contracts and Finance Leases
Installment sale contracts securitized	$—	$—	$336
Finance leases securitized	—	—	10
Less: Retained interests (included in Other assets)	—	—	(102)
Off-balance sheet securitized retail receivables	$—	$—	$244

Other Managed Assets
Retail finance leases	$133	$109	$190
Retail installment sale contracts	48	73	178
Retail notes receivable	39	7	19
Operating leases	15	36	90
Other managed receivables/leases	$235	$225	$477

Total off-balance sheet managed assets	$235	$225	$721